INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES

10.  INCOME TAXES

Cayman

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains.

Hong Kong

Under the Hong Kong tax laws, the Company’s subsidiaries in Hong Kong are subject to Hong Kong profits tax rate at 16.5%. No provision for Hong Kong profits tax was made for each of the three years ended December 31, 2021 on the basis that the Company’s Hong Kong subsidiaries did not have any assessable profits arising in or derived from Hong Kong for those years.

10.  INCOME TAXES (CONTINUED)

Singapore

On March 2, 2020, the Company acquired NBpay’s subsidiary NBpay Fintech Pte Ltd. Under the Singapore tax laws, the Company’s subsidiary in Singapore is subject to Singapore profits tax rate at 17%. No provision for Singapore profits tax was made for the year ended December 31, 2021 on the basis that the taxable income of the Company’s Singapore subsidiary was less than the exempted amount.

People’s Republic of China

The enterprise income tax (‘‘EIT’’) law applies a uniform 25% EIT rate to both foreign invested enterprises and domestic enterprises. The EIT rate for the Company's entities operating in the PRC is 25%.

No taxable income was generated for both domestic and foreign entities of the Company. No income tax was credited to the Company.

The significant components of the Company's deferred tax assets were as follows:

	December 31,	December 31,	December 31,
	2021	2020	2019
	US$	US$	US$
Deferred tax assets
Net operating loss carry forwards	—	439,629	199,827
Valuation allowance	—	(439,629)	(199,827)
Total deferred tax assets	—	—	—

The Company considers the following factors, among other matters, when determining whether some portion or all of the deferred tax assets will more likely than not be realized: the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward years, the Company's experience with tax attributes expiring unused and tax planning alternatives. The Company's ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward years provided for in the tax law.

Since the Company has ceased to continue to operate all the businesses of the VIE entities in China, the uncovered losses incurred by the VIE entities in the previous years will not be covered in the next five years. Therefore, the Company's financial statements do not recognize deferred income tax assets for these uncovered losses.

10.  INCOME TAXES (CONTINUED)

Unrecognized Tax Benefits (continued)

There were no aggregate undistributed earnings of the Company’s subsidiary and VIE located in the PRC available for dividend distribution. Therefore, no deferred tax liability has been accrued for the Chinese dividend withholding taxes that might be payable upon the distribution of aggregate undistributed earnings as of December 31, 2021.

The impact of an uncertain tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Company has concluded that there are no significant uncertain tax positions requiring recognition in the consolidated financial statements for the years ended December 31, 2019, 2020 AND 2021. The Company did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits within 12 months from December 31, 2021. The Company has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future years.

Since the incorporation, the relevant tax authorities of the Company's subsidiary and located in the PRC have not conducted a tax examination. In accordance with relevant PRC tax administration laws, tax years from 2016 to 2021 of the Company's PRC subsidiary and VIE, remain subject to tax audits as of December 31, 2021, at the tax authority’s discretion.